Note 7 - Stock Incentive Plan (Tables)	6 Months Ended
Jun. 30, 2023
Notes Tables
Schedule of Nonvested Share Activity [Table Text Block]
Unvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Unvested on January 1, 2023	82,950	15.14
Granted	-	-
Vested	-	-
Unvested on June 30, 2023	82,950	15.14